PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 5,762	$ 4,964
Less: accumulated depreciation and amortization	4,270	3,385
Total property and equipment, net	1,492	1,579
Depreciation expense	764	689	602
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,992	3,220
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	519	519
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	932	840
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 319	$ 385